LOANS HELD FOR INVESTMENT, NET (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total		$ 146,643,998
Financing Receivable, Recorded Investment, Current		146,643,998
Loan Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	$ 1,372,468	1,276,167	$ 2,102,634
Financing Receivable, Recorded Investment, Current	196,248,958	193,444,525	174,215,792
Total Financing Receivables	197,621,426	194,720,692	176,318,427
Loan Receivable | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	$ 738,381	314,541	945,427
Loan Receivable | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total		173,467	1,043,969
Loan Receivable | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	$ 634,087	$ 788,159	113,239
Loan Receivable | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total			894,137
Financing Receivable, Recorded Investment, Current	$ 149,189,698	$ 146,643,998	129,054,336
Total Financing Receivables	$ 149,189,698	$ 146,643,998	$ 129,948,473
Loan Receivable | Commercial real estate | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total
Loan Receivable | Commercial real estate | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total			$ 894,137
Loan Receivable | Commercial real estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total
Loan Receivable | One- to four-family residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	$ 1,068,324	$ 1,276,167	$ 1,208,497
Financing Receivable, Recorded Investment, Current	28,861,978	30,136,270	31,750,882
Total Financing Receivables	29,930,302	31,412,437	32,959,380
Loan Receivable | One- to four-family residential real estate | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	$ 434,237	314,541	945,427
Loan Receivable | One- to four-family residential real estate | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total		173,467	149,832
Loan Receivable | One- to four-family residential real estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	$ 634,087	$ 788,159	$ 113,239
Loan Receivable | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	304,144
Financing Receivable, Recorded Investment, Current	10,494,273	$ 10,235,492	$ 8,594,344
Total Financing Receivables	10,798,417	$ 10,235,492	$ 8,594,344
Loan Receivable | Commercial and industrial | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total	$ 304,144
Loan Receivable | Commercial and industrial | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total
Loan Receivable | Commercial and industrial | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total
Loan Receivable | Consumer and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total
Financing Receivable, Recorded Investment, Current	$ 7,703,009	$ 6,428,765	$ 4,816,230
Total Financing Receivables	$ 7,703,009	$ 6,428,765	$ 4,816,230
Loan Receivable | Consumer and other | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total
Loan Receivable | Consumer and other | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total
Loan Receivable | Consumer and other | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due, Total